Carrying Value and Fair Value of Long-term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying value of long-term debt, excluding leases	$ 2,947,102	$ 1,508,420
Fair value of long-term debt, excluding leases	$ 3,107,735	$ 1,708,723